Risk Management - Schedule of Maturities of Financial Liabilities (Details)	Jun. 30, 2025 USD ($)		Jun. 30, 2025 AED (د.إ)		Dec. 31, 2024 USD ($)		Dec. 31, 2024 AED (د.إ)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 AED (د.إ)		Dec. 31, 2022 AED (د.إ)
Schedule of Maturities of Financial Liabilities [Line Items]
Due to related parties (note 12)	$ 170,131		د.إ 624,721		$ 5,784,692		د.إ 21,241,387			د.إ 5,436,740
Trade and other payables (note 14)	279,184		1,025,162		875,346		3,214,271			1,226,035
Lease liability (note 16)	242,775		891,473		376,053		1,380,866		$ 593,726	2,180,163		د.إ 2,845,158
Amount in AED	692,090		2,541,356		7,036,091		25,836,524			8,842,938
Amount in USD (in Dollars)	692,090		2,541,356		7,036,091		25,836,524			8,842,938
Less than one year [Member]
Schedule of Maturities of Financial Liabilities [Line Items]
Due to related parties (note 12)			624,721				21,241,387			5,436,740
Trade and other payables (note 14)			1,025,162				3,214,271			1,226,035
Lease liability (note 16)			733,289				876,818			923,889
Amount in AED	649,012		2,383,172		6,898,823		25,332,476			7,586,664
Amount in USD (in Dollars)	649,012		2,383,172		6,898,823		25,332,476			7,586,664
More than one year [Member]
Schedule of Maturities of Financial Liabilities [Line Items]
Due to related parties (note 12)				[1]				[1],[2]			[2]
Trade and other payables (note 14)				[1]				[1],[2]			[2]
Lease liability (note 16)			158,184	[1]			504,048	[1],[2]		1,256,274	[2]
Amount in AED	43,078	[1]	158,184	[1]	137,268	[2]	504,048	[1]		1,256,274	[2]
Amount in USD (in Dollars)	$ 43,078	[1]	د.إ 158,184	[1]	$ 137,268	[2]	د.إ 504,048	[1]		د.إ 1,256,274	[2]

[1]	There are no liabilities more than five years.
[2]	There are no liabilities more than five years.